Prospectus
May  1,  2004
As  Amended  November  1,  2004

Exeter  Fund,  Inc.

Small  Cap  Series
Commodity  Series
Technology  Series
International  Series
Life  Sciences  Series
World  Opportunities  Series
High  Yield  Bond  Series
Global  Fixed  Income  Series
Financial  Services  Series
Core  Bond  Series
Core  Plus  Bond  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  Page  intentionally  left  blank)

Contents



                                     Page
Series Overviews
Small Cap Series                        4
Commodity Series                        6
Technology Series                       8
International Series                   11
Life Sciences Series                   13
World Opportunities Series             16
High Yield Bond Series                 19
Global Fixed Income Series             22
Financial Services Series           25
Core Bond Series                       27
Core Plus Bond Series                  29
More About the Series' Investments     32
Management                             34
Investment & Account Information       36
Dividends, Distributions, and Taxes    37
Financial Highlights                   38




This prospectus includes information on the Small Cap Series, Commodity Series, Technology Series, International Series, Life Sciences Series, World Opportunities Series, High Yield Bond Series, and Global Fixed Income Series of Exeter Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

Small  Cap  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company whose market capitalization is in the range of those companies included in the Russell
2500(R) Index as of its most recent reconstitution, which occurs June 30 each year. Currently, these companies include issuers with market capitalizations of less than $4.6 billion, but this figure will be adjusted (up or down) to reflect the most recent reconstitution of the Index. The Series may also invest in foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  The  U.S.  stock  market  goes  down.
-  Small  company stocks go down in value or underperform larger company stocks.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:
- The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small companies may be less marketable than the stocks of larger companies.
- Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Russell 2000(R) Index, an unmanaged index of small company stocks.

Small  Cap  Series-Class  A  Shares
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE SMALL CAP SERIES FOR 1994, 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1994, 8.01%; 1995, 14.07%; 1996, 10.06%; 1997, 12.20%; 1998, -13.59%; 1999, 9.87%; 2000, 9.43%; 2001, 22.05%;
2002,  -17.15%;  and  2003,  37.82%]

Calendar  Years  Ended  December  31





Average Annual Total Returns
(For the periods ended December 31, 2003)
                                                                                   Since Current Activation
                                                     1 Year   5 Years   10 Years          on 4/30/92
Return Before Taxes                                   37.82%    10.87%      8.27%                      9.70%
Return After Taxes
on Distributions                                      37.82%     9.28%      5.82%                      7.41%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                24.58%     8.43%      5.68%                      7.13%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index                                         28.67%    -0.57%     11.05%                     10.96%
Russell 2000(R) Index                                 47.26%     7.13%      9.47%                     10.94%




Quarterly  Returns
Highest:  21.62%  in  2nd  quarter  1997
Lowest:  -27.96%  in  3rd  quarter  1998

Past performance does not necessarily indicate how the Series will perform in the future.
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       Small Cap Series - Class A Shares
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                                      1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                                    0.23%1
Total annual fund operating expenses                                                                              1.23%2

1Other  expenses  have  been  restated  to  reflect  current  expenses.
2The  Advisor has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order to keep total  operating  expenses, exclusive of distribution and service fees, from exceeding 1.22% of the Series' average daily net  assets.  The  Advisor  may  change  or  eliminate  all  or  part  of  its  voluntary  waiver  at  any  time.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
125           $          390  $          676  $         1,489




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Commodity  Series

Investment  Goal
Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in commodity-based industries. Examples of companies in which the Series may invest include (i) those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources, and (ii) companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. The Series may also invest in foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will be considered appropriate for investment by the Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to commodities-based industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities. The Advisor looks for one or more of the following characteristics:
- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in commodity-related industries. These risks include the following:
- The stocks of commodity-related companies may underperform other sectors or the market as a whole.
- The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
- Commodity-related stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices, as well as supply and demand, may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
- The Advisor's judgements about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal  Risks  of  Investing  in  the  Series  (continued)
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       Commodity Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                     1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                   0.22%1
Total annual fund operating expenses                                                               1.23%



1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.




The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 year   After 3 years
125           $          390




As of the date of this prospectus, this Series has never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Technology  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies in technology-based industries. The companies in which the Series may invest include those directly engaged in technology as well as those that use technological advances extensively in their product development or operations. Examples of these companies include those in the following areas: information technology, communications, and computer software and hardware. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies. A company's security will generally be considered appropriate for investment by the Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to technology-based industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in technology-based industries. These risks include the following:
- The stocks of technology-based companies may underperform other sectors or the market as a whole.
- The stocks of technology-based companies may experience greater price volatility than other types of common stocks.
- The stocks of technology-based companies have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies.

Because the Series may invest in U.S. dollar denominated securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

Principal  Risks  of  Investing  in  the  Series  (continued)

The Series may also have special risks due to its investments in stocks of small and mid-size companies.

These  risks  include  the  following:
- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index and the S&P 500 Information Technology Index. The S&P 500 is an unmanaged index of common stocks and the S&P 500 Information Technology Index is a sub-index of the S&P 500 that includes the stocks of companies involved in the business of technology related products and services.

Technology  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE TECHNOLOGY SERIES FOR 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR YEARS
ENDED  DECEMBER  31ST,  THE RESULTS ARE: 1995, 40.25%; 1996, 20.90%; 1997, n/a*;
1998,  n/a*%;  1999, n/a*%; 2000, n/a*%; 2001, -17.46%; 2002, -36.89%; and 2003,
99.46%]

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.

Calendar  Years  Ended  December  31





Average Annual Total Returns
(For the periods ended December 31, 2003)
                                                               Since Current   Previous Activation
                                                                 Activation         8/29/94 to
                                                      1 Year     on 8/8/00           4/16/97
Return Before Taxes                                    99.46%          -8.33%                28.23%
Return After Taxes
on Distributions                                       99.46%          -8.33%                16.84%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                 64.65%          -6.96%                17.86%
Indices:
(reflects no deduction for fees, expenses, or taxes)
S&P 500 Index                                          28.67%          -6.69%                22.66%
S&P 500 Information
Technology Index                                       47.23%         -23.53%                33.89%




Quarterly  Return
Highest:  31.63%  in  4th  quarter  2001
Lowest:  -32.68%  in  3rd  quarter  2001

Because the Series has had several periods of activation and deactivation, its performance is not comparable to other mutual funds.

Past performance does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       Technology Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                      1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                    0.44%1
Total annual fund operating expenses                                                                1.44%
Less fee waivers and expense reimbursements                                                     (0.24)%2
Net Expenses                                                                                        1.20%


1Other  expenses  have  been  restated  to  reflect  current  expenses.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that  the  Series'  total annual fund operating expenses do not exceed 1.20% of the Series' average daily net  assets.  This  contractual  waiver  will  remain  in effect until at least April 30, 2005 and may be extended.





The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years   After 5 Years   After 10 Years
122*          $         432*  $         764*  $        1,704*



*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

International  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Principal  Investment  Strategies
The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases one or more stocks representing the investment trend in an attempt to benefit from that trend. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks of companies from a number of European countries.

The  Series  may  invest  in  stocks  of  small,  large,  or mid-size companies.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 (S&P 500) Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International (MSCI) All Country World Index Free ex US, a free float adjusted market-capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets.

International  Series
%  Total  Return
[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE INTERNATIONAL SERIES FOR 1994, 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1994, -14.48%; 1995, 4.14%; 1996, 22.35%; 1997, 27.70%; 1998, 23.63%; 1999, 27.44%; 2000, -3.03%; 2001, -20.48%;
2002,  -14.30%;  and  2003,  42.10%]

Calendar  Years  Ended  December  31




Average Annual Total Returns
(For the periods ended December 31, 2003)

                                                     1 Year   5 Years   10 Years   Since Inception*
Return Before Taxes                                   42.10%     3.65%      7.48%              9.32%
Return After Taxes
on Distributions                                      40.31%     0.59%      5.19%              6.78%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                28.88%     2.17%      5.63%              7.08%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index                                         28.67%    -0.57%     11.05%             11.22%
MSCI All Country World
Index Free ex US                                      41.41%     1.55%      4.66%              6.40%

Quarterly Returns
Highest: 25.99% in 2nd quarter 2003
Lowest: -23.04% in 3rd quarter 2002


*Performance  numbers  for the Series and the S&P 500 Index are calculated from August 27, 1992, the
Series'  inception  date.  Performance  numbers  for the MSCI All Country World Index Free ex US are calculated  from  August  31,  1992.




Past performance does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       International Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                         1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                       0.29%1
Total annual fund operating expenses                                                                   1.29%


1Other  expenses  have  been  restated  to  reflect  current  expenses.




The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years   After 5 Years   After 10 Years
131           $          409  $          708  $         1,556



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Life  Sciences  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies involved in the life sciences and related industries. Examples of the companies in which the Series may invest include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. The Series may also invest in foreign stocks and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company's security will generally be considered appropriate for investment by the Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the life sciences or related industries. The Series may invest in stocks of small, large, or mid-size companies.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in life sciences or related industries. These risks include the following:
- The stocks of life science-related companies may underperform other sectors or the market as a whole.
- The stocks of life science-related companies may experience greater price volatility than other types of common stocks.
- Life science-related stocks may be particularly sensitive to changes in the regulatory and economic environment.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Principal  Risks  of  Investing  in  the  Series  (continued)

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active. The Series was previously active from October 7, 1992 to September 21, 1995. The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index (S&P 500), an unmanaged index of common stocks, and the S&P 500 Health Care Index, a sub-index of the S&P 500 that includes the stocks of companies involved in the business of health care related products and services.

Life  Sciences  Series
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE LIFE SCIENCES SERIES FOR 1994, 1995, 1996, 1997, 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR
YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: : 1994, 10.30%; 1995, n/a*; 1996, n/a*; 1997, n/a*; 1998, n/a*; 1999, n/a*; 2000, 87.31%; 2001, 11.70%; 2002,
-17.93%;  and  2003,  29.39%]

Calendar  Years  Ended  December  31




Average Annual Total Returns
(For the periods ended December 31, 2003)
                                                                 Since
                                                                Current
                                                              Activation
                                                     1 Year   on 11/5/99   Previous Activation*
Return Before Taxes                                   29.39%       23.42%                 29.24%
Return After Taxes
on Distributions                                      29.00%       16.77%                 15.13%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                19.22%       16.28%                 18.92%
Indices:
(reflect no deduction for fees, expenses, or taxes)
S&P 500 Index                                         28.67%       -3.49%                 17.02%
S&P 500 Health
Care Index                                            15.06%        0.30%                 29.54%


*  For  the  period  from  12/31/93  to  9/21/95

*The Life Sciences Series was either inactive or not active for a full calendar year; therefore, no  performance  information  has  been  provided.



Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Quarterly  Returns
Highest:  31.55%  in  3rd  quarter  2000
Lowest:  -12.53%  in  2nd  quarter  2002

Past performance does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Life Sciences Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                         1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                       0.22%1
Total annual fund operating expenses                                                                 1.22%2


1Other  expenses  have  been  restated  to  reflect  current  expenses.
2The  Advisor  has voluntarily agreed to waive fees and reimburse expenses during the current fiscal year in order  to  keep  total  operating expenses from exceeding 1.18% of the Series' average daily net assets. The
Advisor  may  change  or  eliminate  all  or  part  of  its  voluntary  waiver  at  any  time.




The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years   After 5 Years   After 10 Years
124           $          387  $          670  $         1,477




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

World  Opportunities  Series

Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Principal  Investment  Strategies
The Series invests primarily in common stocks of companies from outside the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of small, large, or mid-size companies both in developed countries and in emerging market countries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
- Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
- Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
-  Foreign  and/or  U.S.  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Class A shares of the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares of the Series for different periods compare to those of the Morgan Stanley Capital International (MSCI) World Index and the Morgan Stanley Capital International (MSCI) All Country World Index Free ex US.

The MSCI World Index is a market capitalization-weighted index that is designed to measure global developed market equity performance. It has a very small weighting in emerging markets. The MSCI All Country World Index Free ex US is a free float adjusted market capitalization-weighted index that is designed to measure equity performance in the global developed and emerging markets; it excludes the United States. The Indices are denominated in U.S. dollars.

World  Opportunities  Series  -  Class  A  Shares
%  Total  Return

[BAR CHART SHOWING THE PERCENT TOTAL RETURN FOR THE EQUITY SERIES FOR 1997, 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR YEARS ENDED DECEMBER
31ST,  THE  RESULTS  ARE:  1997, 7.81%; 1998, -4.38%; 1999, 42.37%; 2000, 7.96%;
2001,  -0.30%;  2002,  -10.78%;  and  2003,  30.80%]

Calendar  Years  Ended  December  31




Average Annual Total Returns
(For the periods ended December 31, 2003)

                                                     1 Year   5 Years   Since Inception*
Return Before Taxes                                   30.80%    12.32%              9.41%
Return After Taxes
on Distributions                                      30.50%     6.74%              4.55%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                20.13%     7.28%              5.14%

Indices:
(reflect no deduction for fees, expenses, or taxes)
MSCI World Index                                      33.11%    -0.77%              5.24%
MSCI All Country World
Index Free ex US                                      41.41%     1.55%              3.48%



*  Performance  numbers for the Series are calculated from September 6, 1996, the Series'
inception  date.  Performance  numbers  for  the  Indices  are  from  September 30, 1996.




Quarterly  Returns
Highest:  27.34%  in  2nd  quarter  1999
Lowest:  -19.90%  in  3rd  quarter  2002

Past performance does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                  World Opportunities Series - Class A Shares
Shareholder fees (paid directly from your investment)             None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                           1.00%
Distribution and service (Rule 12b-1) fees                        None
Other expenses                                                                                         0.26%1
Total annual fund operating expenses                                                                     1.26%


1Other  expenses  have  been  restated  to  reflect  current  expenses.




The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years   After 5 Years   After 10 Years
128           $          400  $          692  $         1,523




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

High  Yield  Bond  Series

Investment  Goal
Provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in bonds that are rated below investment grade and those securities that are designed to track the performance of non-investment grade securities such as derivatives. These bonds may be issued by corporations and foreign governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes. Such investments in index total return swaps and index-linked notes would be designed to track the return of a high yield bond index. The Fund may also invest in securities of other investment companies, such as open-end or closed-end management investment companies.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality The Series will invest primarily in non-investment grade securities, those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their "credit spread" (i.e., the difference between the bonds' yield to maturity and U.S. Treasury bonds with similar maturities) to be attractive.

Bond Selection Process The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
-  The  yield  differentials  across  sectors, credit qualities, and maturities.
- The "bottom-up" factors such as an issuer's financial status, market position, and managerial expertise.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
- The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.
- Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
- The Advisor's judgements about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
- Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.
- Since swaps and index-linked notes are not exchange-traded, there is the risk that the party the Series contracts with may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in swaps and index-linked notes may not be as liquid as the other Series' investments.

To the extent that the swap or index-linked note provides a return linked to a broad market index, the Advisor's judgments about sectors and individual issuers will not enable the Series to avoid losses in connection with individual issues or sectors that are disfavored by the market as they relate to an investment in a swap or index linked note.

Principal  Risks  of  Investing  in  the  Series  (continued)

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risk include:
- The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
- Because a portion of the Series' investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high-yield bonds:
- High-yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high-yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high-yield bond market, high-yield bonds can be less liquid than investment grade securities.

High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

This Series had not been active for a full calendar year as of December 31, 2003; therefore, no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       High Yield Bond Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                           1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                         0.27%1
Total annual fund operating expenses                                                                     1.27%
Less fee waivers and expense reimbursements                                                          (0.07)%2
Net Expenses                                                                                             1.20%


1Other  expenses  have  been  restated  to  reflect  current  expenses.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the  Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets.
This  contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2005  and  may be extended.




The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years   After 5 Year   After 10 Years
122*          $         396*  $        690*  $        1,528*


*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.

Global  Fixed  Income  Series

Investment  Goal
Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its assets in fixed income securities. These securities may be issued by issuers located anywhere in the world including emerging markets. The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given country.

Credit Quality The Series invests primarily in investment grade securities but may invest up to 20% of its assets in lower quality bonds, commonly known as "junk bonds," those rated below BBB by S&P or Baa by Moody's, or determined to be of equivalent quality by the Advisor.

Bond Selection Process The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
-  Relative  economic  conditions  of  each  country.
-  Interest  rate  sensitivity of particular countries, sectors, and securities.
- Differences in yields offered by bonds of different sectors, credit quality, or maturities.
-  The  impact  of  currency  changes  on  the  sectors.

Principal  Risks  of  Investing  in  the  Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
- Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
- The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
- The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

The Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risk include:
- The prices of foreign bonds may, at times, move in a different direction than the prices of bonds issued in the United States.
- Because much of the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
- Investments in emerging market countries may be more volatile than investments in more developed markets.

Principal  Risks  of  Investing  in  the  Series  (continued)

Because the Series may invest up to 20% of its assets in lower quality bonds, it is subject to the following additional risks:
- Lower quality bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of lower quality bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the lower quality bond market, these bonds can be less liquid than investment grade securities.
- The Series' investments in high-yield bonds will subject it to a substantial degree of credit risk.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during which it has been active. The Series was previously active from October 31, 1997 to February 28, 2003. The Series was redeemed in full on February 28, 2003 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total return for the period of its previous activation compares to those of the Merrill Lynch Global Broad Market Index and the Merrill Lynch U.S. Treasury Bond Index. The Merrill Lynch Global Broad Market Index is a market value weighted measure of approximately 15,000 government, agency, and corporate bonds. The Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 110 U.S. Treasury bonds.

Global  Fixed  Income  Series
%  Total  Return

[BAR  CHART  SHOWING  THE  PERCENT  TOTAL  RETURN  FOR  THE  GLOBAL FIXED INCOME
SERIES FOR 1998, 1999, 2000, 2001, 2002 AND 2003 WITH CALENDAR YEARS ENDED DECEMBER 31ST, THE RESULTS ARE: 1998, 2.78%; 1999, 4.71%; 2000, 0.51%; 2001,
0.52%;  2002,  8.60%;  and  2003,  n/a*]

* The Global Fixed Income Series was redeemed in full on February 28, 2003 and was not active for the full calendar year; therefore, no performance information has been provided.

Calendar  Years  Ended  December  31

Average  Annual  Total  Returns



                                                     Previous Activation
                                                     10/31/97 to 2/28/03
Return Before Taxes                                                 3.90%
Return After Taxes
on Distributions                                                    1.74%
Return After Taxes
on Distributions
and Sale of Series
Shares                                                              2.03%
Indices:
(reflect no deduction for fees, expenses, or taxes)
Merrill Lynch Global Broad
Market Index                                                        6.18%
Merrill Lynch U.S. Treasury
Bond Index                                                          7.81%





Quarterly  Returns
Highest:  4.46%  in  4th  quarter  2002
Lowest:  -2.18%  in  1st  quarter  2001

Past performance does not necessarily indicate how the Series will perform in the future.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.




                                                                                       Global Fixed Income Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                               1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                             0.27%1
Total annual fund operating expenses                                                                         1.27%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.





The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years   After 5 Years   After 10 Years
129           $          403  $          697  $         1,534




The "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Financial  Services  Series

Investment  Goal

Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income are derived from the financial services industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
-  Improving  market  share  in  consolidating  industries.
-  Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
- An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services or related industries. These risks include the following:

- The stocks of financial services companies may underperform other sectors or the market as a whole.
- The stocks of financial services companies may experience greater price volatility than other types of common stocks.
- Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
 The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Financial Services Series
Shareholder fees (paid directly from your investment)                                  None
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                              1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                            0.26%1
Total annual fund operating expenses                                                                        1.26%
Less fee waivers and expense reimbursements                                                             (0.06)%2
Net Expenses                                                                                                1.20%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.
2The  Advisor  has  contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the  Series'  total  annual  fund operating expenses do not exceed 1.20% of the Series' average daily net assets.
This  contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2006  and  may  be  extended.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year                                                      After 3 Years
122*                                                             $         394*

*Based on contractual limitation/reimbursement for year 1 only.



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

Core  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supra-national entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevent  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.

Principal  Risks  of  Investing  in  the  Series  (continued)
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Bond Series
Shareholder fees (paid directly from your investment)                      None
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee                                                                         0.60%
Distribution and service (Rule 12b-1) fees                                 None
Other Expenses                                                                       0.20%1
Total Annual Fund Operating Expenses                                                   0.80%

1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
82            $          255



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Core  Plus  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its assets in securities rated below investment grade (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to futures, options, credit-default swaps, total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.
Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal  Risks  of  Investing  in  the  Series  (continued)

- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

- High yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:
- The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
- Because such investments will likely be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
- Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series



                                                                           Core Plus Bond Series
Shareholder fees (paid directly from your investment)                      None
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee                                                                              0.70%
Distribution and service (Rule 12b-1) fees                                 None
Other Expenses                                                                            0.20%1
Total Annual Fund Operating Expenses                                                        0.90%


1Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years
92            $          287



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

Principal  Investments
Equity Securities Each of the Series, with the exception of the High Yield Bond Series Global Fixed Income Series, Core Bond Series and Core Plus Bond Series , may purchase equity securities. These equity securities will usually
be  exchange-traded  and  over-the-counter  (OTC)  common  stocks.    Equity
participations are equity securities that are interests in non-corporate entities. The investment characteristics of these securities are similar to those of traditional corporate equity securities, but have different liability and tax characteristics.

Foreign Securities The International Series and World Opportunities Series invest principally in the common stocks of foreign companies. Each Series that may invest in equity securities may invest in equity securities of foreign issuers, including those in emerging markets and ADRs. The Global Fixed Income Series invests principally in foreign bonds, and the High Yield Bond Series and Core Plus Bond Series may also invest in foreign bonds. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Fixed Income Securities The High Yield Bond Series, Global Fixed Income Series , Core Plus Bond Series, and Core Plus Bond Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

High Yield Bonds The High Yield Bond Series, Global Fixed Income Series and Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high-yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative Securities The High Yield Bond Series , Core Bond Series, and Core Plus Bond Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

Additional  Investment  Risks

In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Emerging Market Risk The Commodity Series, High Yield Bond Series, International Series, Global Fixed Income Series, World Opportunities Series , and Core Plus Bond Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging A Series that uses currency hedging will be exposed to additional risks. The value of a Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing
Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals
Each Series' investment goal (described under "Goals, Strategies, and Risks"), except for those of the Small Cap Series, World Opportunities Series, , Financial Services Series, Core Bond Series and Core Plus Bond Series are fundamental policies and may not be changed without obtaining the approval of the respective Series' shareholders. The investment goals of the Small Cap Series, World Opportunities Series , Financial Services Series, Core Bond Series, and Core Plus Bond Series are not fundamental policies, and the board of directors may change these goals without obtaining the approval of the
shareholders  of  these  Series.    Each  of  the Small Cap Series, Commodity
Series, Technology Series, Life Sciences Series, High Yield Bond Series, Global Fixed Income Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets in the type of securities suggested by its name. The Series might not succeed in achieving their goals.

Management

The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages more than $8 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

More  About  Discretionary  Investment  Accounts
The Advisor uses these Series to attempt to capture investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor's decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1. The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2. The Advisor believes that the Series will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Series.

3. The Advisor believes that the Series will provide the ability to diversify risk in clients' accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Series.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified for the Advisor and the client's investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series may be sold from clients' accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor's assessment of the appropriateness of Series participation to each client's investment objectives.

As a general rule, the investment in shares of a Series (other than the Core Bond Series and Core Plus Bond Series) on behalf of clients is limited to a maximum of 5% or if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly
compelling,  to  a  maximum  of 10%   of the client's portfolio.  Because the
Core Bond Series and the Core Plus Bond Series will take the place of a portion of an account's bond holdings, these limits do not apply to those two Series.

Fund shares may also be used in connection with a discretionary account mangement service that uses Fund shares as the principal underlying investment medium.

Management  Fees
In return for services it provides to each Series, the Advisor receives an annual management fee, which is computed daily and payable monthly by each Series as described below. The Advisor has contractually agreed to limit total operating expenses of the Technology Series, High Yield Bond Series ,
Financial Services Series, Core Bond Series and Core Plus Bond Series as shown below. In addition, the Advisor has voluntarily agreed to waive management fees and reimburse expenses for several Series in order to keep total operating expenses, exclusive of distribution and service fees, from exceeding the levels
shown  below.  The  contractual  waivers   for the Technology Series and High
Yield Bond Series will remain in effect at least until April 30, 2005 and may be extended. The contractual waivers for the Financial Services Series, Core Bond Series and Core Plus Bond Series will remain in effect until April 30, 2006 and may be extended. The Advisor may change or eliminate all or part of the voluntary waivers at any time.



Annual Management Fees (as a percentage of daily net assets)


                                                                Contractual        Contractual      Voluntary Expense
Series                                                        Management Fee   Expense Limitation      Limitation1
Small Cap Series                                                        1.00%  n/a                  1.22%
Commodity Series3                                                       1.00%  n/a                  n/a
Technology Series                                                       1.00%  1.20%                n/a
International Series                                                    1.00%  n/a                  1.30%
Life Sciences Series                                                    1.00%  n/a                  1.18%
World Opportunities Series                                              1.00%  n/a                  1.27%
High Yield Bond Series                                                  1.00%  1.20%                n/a
Global Fixed Income Series3                                             1.00%  n/a                  n/a
Financial Services Series3                                           1.00%  1.20%                n/a
Core Bond Series3                                                       0.60%  0.80%                n/a
Core Plus Bond Series3                                                  0.70%  0.90%                n/a




Annual Management Fees (as a percentage of daily net assets)

                                                              Actual Management
                                                              Fee Paid for Year
Series                                                         Ended 12/31/032
Small Cap Series                                               0.99%
Commodity Series3                                             n/a
Technology Series                                              0.19%
International Series                                           0.98%
Life Sciences Series                                           0.99%
World Opportunities Series                                     0.99%
High Yield Bond Series                                         0.92%
Global Fixed Income Series3                                   n/a
Financial Services Series3                                 n/a
Core Bond Series3                                             n/a
Core Plus Bond Series3                                        n/a




1The  Advisor  may  change  or  eliminate  all  or  part  of  the  voluntary  waivers  at  any  time.
2Reflects  the  actual  amount  paid,  including  the  effects  of  fee  waivers  and  expense  reimbursements.
3The  Commodity  Series,  Global Fixed Income Series Financial Services Series, Core Bond Series and Core Plus Bond
Series  were  not  active  as  of  the  date  of  this  prospectus.




Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

Investment  &  Account  Information

Offering  of  Shares
Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund's Advisor or its affiliates. In
addition,  shares  of   certain  of  the  Series  included  in  this
prospectus are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent.

Currently, there is no initial minimum investment for investment advisory accounts of the Advisor and its affiliates. For employees of the Advisor or its affiliates, the minimum initial investment is $250; this minimum is waived for participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund has the right to refuse any order. The Fund may suspend offering shares of these Series to other than discretionary accounts of the Advisor.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

How  to  Redeem  Shares
Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order (i.e., with all required information, signatures, and documentation) by the transfer agent before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m., Eastern time, although it may be earlier. Orders received after the close of trading will be executed at the next business day's price. The Fund is open for business each day the NYSE is open. Proceeds of the sale will be forwarded to the custodian of the account.

Each Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Fund may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Valuation  of  Shares
The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m., Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Advisor deems them to be unreliable, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series may value their assets by a method that the directors believe accurately reflects fair value. If a Series uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the net asset value of a Series' shares may change at a time when shareholders are not able to purchase or redeem shares.

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions
The  Series  generally:
-  Pay  dividends  once  a  year,  in  December.
-  Make capital gains distributions, if any, once a year, typically in December.

Each Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in additional shares of the same class of that Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction                            Federal Tax Status
Redemption or exchange of shares       Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions   Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends                              Taxable as ordinary income unless they qualify for treatment as qualified dividend income




For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights

The financial highlights tables are intended to help you understand the Series' financial performance for the past five years or, if shorter, for the period of the Series' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series Financial Services Series, Core Bond Series, and Core Plus Bond Series
because   those  Series had never been activated as of December 31,
2003,  and  therefore   Financial Services Series, Core Bond Series, and Core
Plus  Bond  Series  because   they  have  no financial history.






Small Cap Series - Class A Shares

                                                                       For the Years Ended
                                               12/31/03    12/31/02         12/31/01          12/31/00    12/31/99
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year                            $    9.52   $   11.49   $              10.57   $   10.53   $    9.64
Income (loss) from investment operations:
Net investment income (loss)                      (0.04)      (0.03)                    _2        0.03        0.07
Net realized and unrealized gain (loss) on
Investments                                        3.64       (1.94)                  2.26        0.90        0.88
Total from investment operations                   3.60       (1.97)                  2.26        0.93        0.95
Less distributions to shareholders:
From net investment income                            _           _                     _2       (0.09)      (0.06)
From net realized gain on
 investments                                          _           _                  (1.34)      (0.80)          _
Total distributions to
 Shareholders                                         _           _                  (1.34)      (0.89)      (0.06)
Net asset value -
 End of year                                  $   13.12   $    9.52   $              11.49   $   10.57   $   10.53
Total return1                                     37.82%    (17.15%)                 22.05%       9.43%       9.87%
Ratios (to average net assets)/Supplemental
Data:
Expenses*                                          1.22%       1.24%                  1.19%       1.14%       1.09%
Net investment income
 (loss)                                          (0.39%)     (0.28%)                  0.01%       0.24%       0.61%
Portfolio turnover                                   42%         70%                    88%         56%         92%
Net assets - End of year (000's
 omitted)                                     $ 139,909   $  95,772   $            108,525   $  94,748   $  91,301


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.01%     N/A     N/A     N/A     N/A

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  2003.
2Less  than  $0.01  per  share.

Financial  Highlights



Technology Series
                                                                                              For the Period
For the Years Ended                                                                             8/8/001 to
                                                          12/31/03    12/31/02    12/31/01       12/31/00
Per share data (for a share outstanding throughout
each period):
Net asset value - Beginning of period                    $    3.73   $    5.91   $    7.16   $         10.00
Income (loss) from investment operations:
Net investment loss                                          (0.03)    (0.03)4       (0.03)            (0.02)
Net realized and unrealized gain (loss) on investments
                                                              3.74       (2.15)      (1.22)            (2.82)
Total from investment operations                              3.71       (2.18)      (1.25)            (2.84)
Net asset value -
 End of period                                           $    7.44   $    3.73   $    5.91   $          7.16
Total return2                                                99.46%    (36.89%)    (17.46%)          (28.40%)
Ratios (to average net assets)/Supplemental Data:
Expenses*                                                     1.20%       1.20%       1.20%           1.18%3
Net investment loss                                         (0.58%)     (0.71%)     (0.49%)         (0.71%)3
Portfolio turnover                                              83%        137%         63%               13%
Net assets - End of period (000's
 omitted)                                                $  20,032   $  10,178   $  53,071   $        66,624


*The  investment advisor did not impose all of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.81%     0.41%     0.11%     N/A

1Recommencement  of  operations.
2Represents  aggregate  total return for the period indicated, and assumes reinvestment of all distributions.
Total  return  would have been lower had certain expenses not been waived during 2001, 2002 and 2003. Periods less  than  one  year  are  not  annualized.
3Annualized.
4Calculated  based  on  average  shares  outstanding  during  the  period.

Financial  Highlights



International Series
                                                                       For the Years Ended
                                               12/31/03    12/31/02         12/31/01          12/31/00    12/31/99
Per share data (for a share outstanding
throughout each year):
Net asset value - Beginning of year           $    6.67   $    7.89   $              10.40   $   17.43   $   15.57
Income (loss) from investment operations:
Net investment income                              0.07        0.07                   0.05        0.04        0.11
Net realized and unrealized gain (loss) on
Investments                                        2.72       (1.20)                 (2.18)      (0.83)       4.03
Total from investment operations                   2.79       (1.13)                 (2.13)      (0.79)       4.14
Less distributions to shareholders:
From net investment income                        (0.06)      (0.07)                 (0.05)      (0.03)      (0.12)
From net realized gain on
 investments                                      (0.57)      (0.02)                 (0.33)      (6.21)      (2.16)
Total distributions to
 shareholders                                     (0.63)      (0.09)                 (0.38)      (6.24)      (2.28)
Net asset value -
 End of year                                  $    8.83   $    6.67   $               7.89   $   10.40   $   17.43
Total return1                                     42.10%    (14.30%)               (20.48%)     (3.03%)      27.44%
Ratios (to average net assets)/Supplemental
Data:
Expenses*                                          1.30%       1.32%                  1.28%       1.19%       1.12%
Net investment income                              0.94%       0.96%                  0.54%       0.28%       0.52%
Portfolio turnover                                   46%          5%                     6%          3%          4%
 Net assets - End of year (000's
 omitted)                                     $ 129,479   $  80,945   $             84,124   $ 119,132   $ 160,670


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.02%     N/A     N/A     N/A     N/A

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  2003.

Financial  Highlights



Life Sciences Series

For the Years Ended                                                                            For the Period 11/5/991 to
                                               12/31/03    12/31/02    12/31/01    12/31/00             12/31/99
Per share data (for a share outstanding
throughout each period):
Net asset value - Beginning of period         $    9.35   $   12.52   $   12.69   $   10.80   $                     10.00
Income (loss) from investment operations:
Net investment income (loss)                      (0.02)      (0.02)      (0.04)      (0.03)                           _4
Net realized and unrealized gain (loss) on
Investments                                        2.76       (2.23)       1.47        9.00                          0.80
Total from investment operations                   2.74       (2.25)       1.43        8.97                          0.80
Less distributions to shareholders:
From net investment income                            _          _4       (0.05)         _4                             _
From net realized gain on investments             (0.13)      (0.92)      (1.55)      (7.08)                            _
Total distributions to shareholders               (0.13)      (0.92)      (1.60)      (7.08)                            _
Net asset value -
 End of period                                $   11.96   $    9.35   $   12.52   $   12.69   $                     10.80
Total return2                                     29.39%    (17.93%)      11.70%      87.31%                         8.00%
Ratios (to average net assets)/Supplemental
Data:
Expenses*                                          1.18%       1.20%       1.14%       1.11%                       1.22%3
Net investment income
 (loss)                                          (0.19%)     (0.25%)     (0.36%)     (0.30%)                       0.02%3
Portfolio turnover                                   86%         76%        120%        162%                           10%
Net assets - End of period (000's
 omitted)                                     $ 164,990   $ 120,245   $ 141,039   $ 138,063   $                    82,770


*The  investment  advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.01%     N/A     N/A     N/A     N/A
1Recommencement  of  operations.
2Represents  aggregate  total return for the period indicated, and assumes reinvestment of all distributions. Total return would  have  been  lower had certain expenses  not been waived during 2003. Periods less than one year are not annualized.
3Annualized.
4Less  than  $0.01  per  share.

Financial  Highlights



World Opportunities Series Class A Shares
                                                                       For the Years Ended
                                               12/31/03    12/31/02         12/31/01          12/31/00    12/31/99
Per share data (for a share outstanding
throughout each year):
Net asset value -
 Beginning of year                            $    5.28   $    5.98   $               6.18   $    9.30   $    8.55
Income (loss) from investment operations:
Net investment income                              0.06        0.06                   0.06        0.42        0.39
Net realized and unrealized gain (loss) on
Investments                                        1.56       (0.71)                 (0.09)       0.27        3.16
Total from investment
 Operations                                        1.62       (0.65)                 (0.03)       0.69        3.55
Less distributions to shareholders:
From net investment income                        (0.06)          _                  (0.17)      (0.99)      (0.28)
From net realized gain on
 investments                                         _2       (0.05)                     _       (2.82)      (2.52)
Total distributions to
 Shareholders                                     (0.06)      (0.05)                 (0.17)      (3.81)      (2.80)
Net asset value -
 End of year                                  $    6.84   $    5.28   $               5.98   $    6.18   $    9.30
Total return1                                     30.80%    (10.78%)                (0.30%)       7.96%      42.37%
Ratios (to average net assets)/Supplemental
Data:
Expenses*                                          1.27%       1.30%                  1.21%       1.19%       1.15%
Net investment income                              1.25%       1.10%                  0.95%       1.61%       2.19%
Portfolio turnover                                   31%         41%                    42%         52%         23%
Net assets - End of year (000's
 omitted)                                     $ 119,845   $  78,772   $             83,196   $  83,843   $ 117,248


*The  investment  advisor  did  not  impose  all  of its management fee. If these expenses had been incurred by the
Series,  the  expense  ratio  (to  average  net  assets)  would  have  been  increased  as  follows:
     0.01%     N/A     N/A     N/A     N/A

1Represents  aggregate  total  return  for the year indicated, and assumes reinvestment of all distributions. Total return  would  have  been  lower  had  certain  expenses  not  been  waived  during  2003.
2Less  than  $0.01  per  share.

Financial  Highlights



High Yield Bond Series
                                                        For the Period
                                                      3/3/032 to 12/31/03
Per share data (for a share outstanding throughout
the period):
Net asset value - Beginning of period                $              10.00
Income from investment operations:
Net investment income                                                0.45
Net realized and unrealized gain on investments                      0.48
Total from investment operations                                     0.93
Less distributions to shareholders:
From net investment income                                          (0.44)
From net realized gain on investments                               (0.06)
Total distributions to shareholders                                 (0.50)
Net asset value - End of period                      $              10.43
Total return1                                                        9.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*                                                          1.20%3
Net investment income                                              5.41%3
Portfolio turnover                                                     23%
Net assets - End of period (000's omitted)           $             87,375


*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by 0.08%3.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
2Commencement  of  operations.
3Annualized.

Financial  Highlights



Global Fixed Income Series
                                              For the Period
                                                1/1/03 to       For the Years Ended
                                                 2/28/035            12/31/02          12/31/01    12/31/00    12/31/99
Per share data (for a share outstanding
throughout each period):
Net asset value
 Beginning of period                         $          9.40   $               8.82   $    9.18   $    9.47   $    9.66
Income (loss) from investment operations:
Net investment income                                  0.058                   0.39       0.492        0.52        0.61
Net realized and unrealized gain (loss) on
Investments                                             0.12                   0.37     (0.44)2       (0.48)      (0.16)
Total from investment operations                        0.17                   0.76        0.05        0.04        0.45
Less distributions to shareholders:
From net investment income                             (0.39)                 (0.18)      (0.41)      (0.33)      (0.64)
From net realized gain on
 investments                                               _                      _           _           _          _3
Total distributions to
 Shareholders                                          (0.39)                 (0.18)      (0.41)      (0.33)      (0.64)
Net asset value
 End of period                               $         9.187   $               9.40   $    8.82   $    9.18   $    9.47
Total return1                                         1.81%6                   8.60%       0.52%       0.51%       4.71%
Ratios (to average net assets)/
Supplemental Data:
Expenses                                            1.40%4,6                   1.26%       1.20%       1.13%       1.10%
Net investment income                               3.32%4,6                   4.17%     5.00%2        5.38%       5.42%
Portfolio turnover                                         0%                    20%         21%         24%         10%
Net assets   End of period (000's
 omitted)                                    $             _   $             86,292   $  83,693   $  80,497   $  91,661


Global Fixed Income Series


                                              12/31/98
Per share data (for a share outstanding
throughout each period):
Net asset value
 Beginning of period                         $   10.12
Income (loss) from investment operations:
Net investment income                             0.60
Net realized and unrealized gain (loss) on
Investments                                      (0.32)
Total from investment operations                  0.28
Less distributions to shareholders:
From net investment income                       (0.63)
From net realized gain on
 investments                                     (0.11)
Total distributions to
 Shareholders                                    (0.74)
Net asset value
 End of period                               $    9.66
Total return1                                     2.78%
Ratios (to average net assets)/
Supplemental Data:
Expenses                                          1.10%
Net investment income                             5.75%
Portfolio turnover                                  29%
Net assets   End of period (000's
 omitted)                                    $ 118,793


1Represents  aggregate  total  return  for the period indicated, and assumes reinvestment of distributions. Periods less than  one  year  are  not  annualized. 2As required, effective January 1, 2001, the Series adopted the provisions of the revised  AICPA  Audit  and  Accounting  Guide  for Investment Companies. The guide requires amortization of premiums and discounts  on  an  effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net  investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02, and increase the ratio of net investment income to average net assets from 4.75% to 5.00%. Per share ratios and supplemental data  for  periods  prior  to  January  1,  2001  have  not  been  restated  to  reflect  this  change  in presentation.
3Less  than  $0.01  per  share.
4Annualized.
5Date  of  complete  redemption.
6The  Series  ceased  investment  operations  as  of  February  28,  2003; therefore, total return and ratios may not be representative  of  an  actively  operating  series.
7Represents  the  net  asset  value  per  share  immediately  prior  to  the  complete  redemption on February 28, 2003.
8Computed  using  average  shares  outstanding  throughout  the  period.

(This page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

Small  Cap  Series
Commodity  Series
Technology  Series
International  Series
Life  Sciences  Series
World  Opportunities  Series
High  Yield  Bond  Series
Global  Fixed  Income  Series
Financial  Services  Series
Core  Bond  Series
Core  Plus  Bond  Series


Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604. Note that this address should not be used for transaction requests.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Fund nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  file  no.  811-04087

Exeter  Fund,  Inc.(R)

Prospectus

November  1 ,  2004

Exeter  Fund,  Inc.

Financial  Services  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  page  intentionally  left  blank)




Contents
                                         Page
Goals, Strategies, and Risks                4
More About the Series' Investments          6
Management                                  7
How to Buy, Exchange, and Redeem Shares     8
Investment and Account Information         10
Dividends, Distributions, and Taxes        12

Goals,  Strategies,  and  Risks

Investment  Goal

Provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

Principal  Investment  Strategies

The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. Examples of the companies in which the Series may invest include those in the following areas: banks, thrift institutions, insurance companies, investment banks, brokerage companies, asset managers, specialty finance companies, real estate investment trusts, and service providers to those companies, such as those that provide distribution support, back office services, software, and information services. The Series may invest in U.S. and foreign companies, including American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. A company will generally be considered appropriate for investment if, (i) as determined by the Advisor, at least 50% of its assets, revenues or net income are derived from the financial services industry, or (ii) an issuer has been classified (such as in the Global Industry Standard Classification system) in the financial services industry by a governmental authority, index provider, rating agency or similar third-party. The Series may invest in stocks of small, large or mid-size companies.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

- Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
-  Improving  market  share  in  consolidating  industries.
-  Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

-  The  U.S.  and/or  foreign  stock  markets  go  down.
-  An adverse event, such as an unfavorable earnings report, depresses the value
of    one  or  more  of  the  Series'  portfolio  holdings.
- The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the financial services or related industries. These risks include the following:

- The stocks of financial services companies may underperform other sectors or the market as a whole.
- The stocks of financial services companies may experience greater price volatility than other types of common stocks.
- Financial services stocks may be particularly sensitive to changes in interest rates and other economic events and legislative and regulatory changes, including increased regulatory scrutiny.

Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:

- The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
- Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:

- The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
- The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
- Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
 The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                                       Financial Services Series
Shareholder fees (paid directly from your investment)
Redemption fee                                                                         None1
Exchange fee                                                                           None2
Annual fund operating expenses (expenses that are deducted from assets of the Series)
Management fee                                                                                              1.00%
Distribution and service (Rule 12b-1) fees                                             None
Other expenses                                                                                            0.26%3
Total annual fund operating expenses                                                                        1.26%
Less fee waivers and expense reimbursements                                                             (0.06)%4
Net Expenses                                                                                                1.20%


1A wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder.
2A  shareholder  may  effect  up  to  four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges  are  subject  to  a  fee  of  $15.
3Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.
4The  Advisor  has  contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the  Series'  total  annual  fund operating expenses do not exceed 1.20% of the Series' average daily net assets.
This  contractual  waiver  will  remain  in  effect  until  at  least  April  30,  2006  and  may  be  extended.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year                                                                  After 3 Years
122*                                                                         $         394*

*Based on contractual limitation/reimbursement of expenses for year 1 only.




As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

More  About  the  Series'  Investments

Principal  Investments

Equity Securities The Series may invest in equity or equity-related securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations. Equity participations are equity securities that are interests in non-corporate entities. The investment characteristics of these securities are similar to those of traditional corporate equity securities, but have different liability and tax characteristics.

Other  Investments

Foreign Securities The Series may invest in foreign stocks, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Defensive  Investing

The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals  and  Strategies

The Series' board of directors may change the Series' investment goal (described on Page 4 under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets in securities of companies in the financial services industry. The Series might not succeed in achieving its goal.

Management

The  Advisor

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages more than $8 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets. The Advisor has contractually agreed to waive management fees and reimburse expenses in order to keep total operating expenses from exceeding 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2006 and may be extended.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management

Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of the Series, and transactions in shares of the Series for such accounts may have an impact upon the size and operations of the Series. For instance, transactions in shares of the Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, the Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares

The initial minimum investment for the Series is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account

- Send a check payable to Exeter Fund, Inc. with the completed original account application.

The  address  is:
Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account
- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account

- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account

- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares

You may exchange shares of the Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 9, signed by each registered account owner, exactly as your names appear on the account registration.

- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a seven-day hold during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on page 9, signed by each registered account owner.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.

-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions

All orders to purchase, exchange, or redeem shares must be sent to us at the address on Page 9 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading

The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund will take steps designed to prevent "market timing" or other types of excessive short-term trading by shareholders. Excessive trading in and out of the Series can be detrimental to the management of the Series and may increase the Series' expenses for all shareholders and the likelihood of capital gain distributions. The Fund may charge a fee of $15 per exchange for more than four exchanges in a 12-month period, as discussed under "How to Exchange Shares". In addition, the Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series.

The trading history of accounts under common ownership or control may be considered by the Fund when enforcing these policies. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of the Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policy may be cancelled or revoked by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Fund. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Telephone  Transactions

When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Advisor deems them to be unreliable, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series may value its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series does not price its shares. As a result, the NAV of the Series' shares may change at a time when shareholders are not able to purchase or redeem shares.

Communicating  with  the  Exeter  Fund

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions

The  Series  generally:
-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes

Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction                                                                Federal Tax Status
Redemption or exchange of shares       Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions   Taxable as long-term capital gain
Short-term capital gain distributions  Generally taxable as ordinary income
Dividends                              Taxable as ordinary income unless they qualify for treatment as qualified dividend income




For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term gains. This rate is currently 15% (5% for individuals in lower tax brackets).

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.

Financial  Services  Series

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  These  Reports  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov.

You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).


If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)

Prospectus
November  1,    2004
Exeter  Fund,  Inc.

Core  Bond  Series
Core  Plus  Bond  Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Exeter  Fund,  Inc.(R)

(This  Page  intentionally  left  blank)




Contents

                                         Page
Goals, Strategies, and Risks
Core Bond Series                            4
Core Plus Bond Series                       6
More About the Series' Investments          9
Management                                 11
How to Buy, Exchange, and Redeem Shares    12
Investment and Account Information         14
Dividends, Distributions, and Taxes        16

Goals,  Strategies,  and  Risks

Core  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in investment grade corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supra-national entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series' use of derivatives may include, but is not limited to, futures, options, credit-default swaps, total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Conversely, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify investment grade corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that the mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:

-  The  relevent  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.

Principal  Risks  of  Investing  in  the  Series  (continued)
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:
- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in these derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance
This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series
This table describes the fees and expenses you may pay if you invest in shares of the Series.



                                                                           Core Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee                                                             None1
Exchange fee                                                               None2
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee                                                                         0.60%
Distribution and service (Rule 12b-1) fees                                 None
Other Expenses                                                                       0.20%3
Total Annual Fund Operating Expenses                                                   0.80%


1A  wire  fee,  currently  $15, may be deducted from the amount of a wire redemption payment made  at  the  request  of  a  shareholder.
2A  shareholder  may  effect  up to four (4) exchanges in a twelve (12) month period without charge.  Subsequent  exchanges  are  subject  to  a  fee  of  $15.
3Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:
-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After 1 Year   After 3 Years
82            $          255



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

Goals,  Strategies,  and  Risks
Core  Plus  Bond  Series

Investment  Goal
Provide long-term total returns by investing primarily in corporate fixed income securities and pass-through securities.

Principal  Investment  Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in corporate fixed income and pass-through securities and other financial instruments, including derivatives, with economic characteristics similar to bonds. The corporate bonds may be issued by domestic corporations, foreign entities (i.e. yankee bonds), and/or supranational entities, such as the World Bank. Pass-through securities are generally issued by domestic entities (such as GNMA, FNMA, and FHLMC) and entitle the holders to a pro rata share of the cash flows generated by the instruments underlying the security (mortgages, credit card receivables, car loans, etc.). The Series may invest up to 20% of its
assets    in below investment grade securities (also referred to as "high yield bonds") and an additional 20% may be invested in non-dollar denominated securities including securities issued by companies located in emerging markets. The Series' use of derivatives may include, but is not limited to futures, options, credit-default swaps, total return swaps, and index or security-linked notes.

Maturity & Portfolio Duration- The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in order to realize gains for the Series. Conversely, the Advisor would invest in shorter-term bonds when it expects interest rates to rise.
Credit Quality- The Series will typically invest in investment grade securities, those securities rated BBB or above by S&P or Baa or above by Moody's (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 20% of its assets in below investment grade securities, those rated below BBB by S&P and those rated below Baa by Moody's (or determined to be of equivalent quality by the Advisor).

Bond Selection Process- The Advisor attempts to identify corporate sectors and pass-through security sectors, as well as individual securities within those sectors, that offer yields and credit/prepayment spreads sufficient to compensate the Series for the risks specific to a given sector or security. Credit spreads are a measure of the difference between corporate bonds' yields to maturity and those of U.S. Treasury securities with similar maturities; this difference compensates investors for the credit risk inherent in corporate bonds. Prepayment spreads quantify the additional yield paid by mortgage-backed bonds relative to U.S. Treasury securities to compensate investors for the risk that mortgage-backed securities' prepayments will vary over time. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
-  The  relevant  economic  conditions  and  sector  trends.
-  The  interest  rate  sensitivities  of the particular sectors and securities.
- The yield differentials across sectors, credit qualities, pass-through security types, and maturities.
- The bottom-up factors such as issuer-specific credit metrics for corporate bonds and coupon, prepayment, and convexity components (which reflect changing interest rate sensitivities) of pass-through securities.

Principal  Risks  of  Investing  in  the  Series
The value of your investment will fluctuate in response to changes in interest rates, credit spreads, and prepayment spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
- Interest rates rise, credit spreads widen, and/or prepayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Principal  Risks  of  Investing  in  the  Series  (continued)

- The issuer of a corporate bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
- Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
- The Advisor's judgement about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect.

The Series is subject to the following risks due to its ability to invest in derivatives:

- Futures, options, swaps, and security/index-linked notes, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment.
- To the extent that the Series invests in derivatives that are not exchange-traded, there is a risk that the party with which the Series contracts may default on its obligations.
- The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in the previously mentioned types of derivatives may not be as liquid as the Series' other investments.

To the extent that the Series invests in a swap or index linked note linked to a broad market index, the risks to the Series will be enhanced since there will be no ability to avoid exposure to particular issuers or sectors of the bond market.

In addition to the risks discussed above, the Series is subject to additional risks due its ability to invest up to 20% of its assets in high-yield bonds:

- High yield bonds may underperform other sectors of the bond market, or the market as a whole.
- The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
- Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
- The Series' investments in high yield bonds will subject it to a substantial degree of credit risk.

Since high yield bonds are lower-rated corporate or government bonds, they pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. In addition, foreign countries characterized by political or economic instability may issue bonds that carry below investment grade credit ratings. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that any derivative investments are tied to the high yield market in general, the risks to the Series will be enhanced since there is no ability to avoid exposure to particular issuers or sectors of the high yield market.

The Series is also subject to additional risks given its ability to invest up to 20% of its assets in non-dollar denominated (i.e., foreign) bonds. These risks include:
- The prices of foreign bonds may at times move in a different direction than the prices of bonds issued in the United States.
- Because such investments will likely be denominated in the currencies of the countries in which the issuers are located, the value of the Series may be affected by changes in exchange rates between those currencies and the U.S. dollar.
- Investments in emerging market countries can be more volatile than investments in more developed countries.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issues and may experience increased volatility due to its investments in those securities.

Summary  of  Past  Performance

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.

Fees  and  Expenses  of  the  Series

This table describes the fees and expenses you may pay if you invest in shares of the Series



                                                                           Core Plus Bond Series
Shareholder fees (paid directly from your investment)
Redemption fee                                                             None1
Exchange fee                                                               None2
Annual Operating Expenses (expenses that are deducted from Series assets)
Management fee                                                                              0.70%
Distribution and service (Rule 12b-1) fees                                 None
Other Expenses                                                                            0.20%3
Total Annual Fund Operating Expenses                                                        0.90%


1A  wire fee, currently $15, may be deducted from the amount of a wire redemption payment made at the  request  of  a  shareholder.
2A  shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge.
Subsequent  exchanges  are  subject  to  a  fee  of  $15.
3Other  expenses  are  based  on  estimated  amounts  for  the  current  fiscal  year.



The  example  below  assumes  that:

-  You  invest  $10,000  for  the  periods  shown
-  The  Series'  operating  expenses  remain  the  same
-  Your  investment  has  a  5%  return  each  year

Although your actual costs may be higher or lower, under these assumptions your costs would be:




After 1 Year   After 3 Years
92            $          287



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expense projections beyond the three year period shown.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

More  About  the  Series'  Investments

Principal  Investments

Fixed Income Securities Each Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

Derivative Securities Each Series may invest in swaps, in particular index total return swaps, and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman Brothers High Yield Corporate Bond Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the Series with exposure to a specific sector of the bond market without directly investing in individual bonds.

Foreign Securities The Core Plus Bond Series may invest in foreign bonds. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

High Yield Bonds The Core Plus Bond Series may invest in high yield bonds. High yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield compared to investment grade securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Core Bond Plus Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Additional  Investment  Risks

In addition to the principal risks discussed in the individual fund summaries, certain Series are subject to the following risks:

Emerging Market Risk The Core Plus Bond Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks Related to Currency Hedging A Series that uses currency hedging will be exposed to additional risks. The value of a Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Also, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing

Each Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment  Goals  and  Strategies

The Series' board of directors may change each Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of its shareholders. A Series will notify its shareholders at least 60 days before changing its investment strategy to invest, under normal circumstances, at least 80% of its net assets in securities of companies in the financial services industry. A Series might not succeed in achieving its goals.

Management

The  Advisor

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier Advisors, Inc. was founded in 1970, and it manages more than $8 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

Management  Fees

In return for the services it provides to the Series, the Advisor receives an annual management fee, which is computed daily and payable monthly at an annual rate of 0.60% of the Core Bond Series' average daily net assets and 0.70% of the Core Bond Plus Series' average annual daily net assets. The Advisor has contractually agreed to waive management fees and reimburse expenses in order to keep total operating expenses from exceeding 0.80% of the Core Bond Series' average daily net assets and 0.90% of the Core Plus Bond Series' average daily net assets. This contractual waiver will remain in effect until April 30, 2006 and may be extended.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series' shares, including payments to third parties who provide shareholder support servicing and distribution assistance.

The  Distributor

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Investors may be charged a fee if they effect transactions through a broker or agent.

Shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

Discretionary  Account  Management

Shares of the Series may be used from time to time as an investment for advisory clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. From time to time, these discretionary accounts may hold a substantial portion of the outstanding shares of a Series, and transactions in shares of a Series for such accounts may have an impact upon the size and operations of that Series. For instance, transactions in shares of a Series for these accounts may cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect fund performance and increase the likelihood of capital gain distributions. In addition, a Series' assets may be significantly less during times when these discretionary accounts are not invested in the Series, which would cause the Series' remaining shareholders to bear greater portions of the Series' fixed operating expenses, subject to any fee waiver then in effect.

How  to  Buy,  Exchange,  and  Redeem  Shares

Discretionary  Clients

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

How  to  Buy  Shares

The initial minimum investment for each Series selected is $2,000 for direct investors and $25,000 for investors who purchase shares through a financial intermediary. For employees of the Advisor or an affiliate of the Advisor, the minimum initial investment is $250. Currently, there is no initial minimum investment for investment advisory clients of the Advisor and its affiliates. These minimums may be waived for certain qualified retirement plans and participants in a systematic investment program. The Fund reserves the right to change or waive the Series' investment minimums in its sole discretion. The Fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Check  Acceptance  Policy

The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Investments that are not received in an acceptable form will be returned. Checks must be made payable to the Exeter Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund's Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By  Mail

Opening  an  account

- Send a check payable to Exeter Fund, Inc. with the completed original account application.

          The  address  is:
          Exeter  Fund,  Inc.
          P.O.  Box  182454
          Columbus,  OH  43218-2454

-  To  request  an  account  application,  call  the  Fund  at  1-800-466-3863.

Adding  to  an  account

- Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number to the above address.

By  Wire

Opening  or  adding  to  an  account

- After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 to place an order and obtain wire instructions.

By  Telephone

Adding  to  an  Account

- You may use the Telephone Purchase feature to add to an existing Exeter Fund account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will generally be posted to your Exeter Fund account two business days after your call.

Automatic  Investment  Plan

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

How  to  Exchange  Shares

You may exchange shares of a Series for the same class of shares of any other Series of the Fund currently available for direct investment if the registration of both accounts is identical. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on Page 11, signed by each registered account owner, exactly as your names appear on the account registration.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.

By  Telephone

- Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
- Provide the name of the current Series, the Series to exchange into, and the dollar amount to be exchanged.
-  Provide  both  account  numbers.
-  We  may  ask for identification, and all telephone transactions are recorded.

How  to  Redeem  Shares

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a seven-day hold during which any redemption requests must include a Medallion Guarantee.

By  Mail

- Send a letter of instruction to Exeter Fund, Inc., at the address on Page 11, signed by each registered account owner.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  the  account  number.
-  Medallion  Guarantees  may  be  required.
-  Additional  documentation  may  be  required  (call  the  Fund  for details).

By  Telephone

-  Unless  you  have  declined  telephone privileges, call us at 1-800-466-3863.
- State the name of the Series and the number of shares or dollar amount to be sold.
-  Provide  your  account  number.
-  We  may  ask  for  identification,  and  all  telephone  calls  are recorded.
- Redemption proceeds from sales requested by telephone will be sent only to the address of record or a bank account that is already on file with us.
-  Amounts  over  $100,000  may  only  be sent to a pre-designated bank account.

Investment  and  Account  Information

More  about  Purchases,  Exchanges,  and  Redemptions

All orders to purchase, exchange, or redeem shares must be sent to us at the address on Page 11 or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, signatures and documentation) before the close of regular trading on the New York Stock Exchange (NYSE) on a business day will be executed at that day's share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. The Fund is open for business each day the NYSE is open. Orders received in good order after the close of regular trading will be executed at the next business day's price. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.

The Series' distributor imposes no sales charge on purchases and redemptions of shares of the Series; however, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive  Trading

The Series are intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund will take steps designed to prevent "market timing" or other types of excessive short-term trading by shareholders. Excessive trading in and out of a Series can be detrimental to the management of the Series and may increase the Series' expenses for all shareholders and the likelihood of capital gain distributions. The Fund may charge a fee of $15 per exchange for more than four exchanges in a 12-month period, as discussed under "How to Exchange Shares". In addition, the Fund may, in its sole discretion, reject purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to a Series.

The trading history of accounts under common ownership or control may be considered by the Fund when enforcing these policies. In addition, transactions placed through the same financial intermediary, including trading platforms on which shares of a Series are listed, on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Fund. Transactions accepted by a financial intermediary in violation of the Fund's excessive trading policy may be cancelled or revoked by the Fund. Despite these efforts, however, the Fund may not be able to detect or prevent all instances of short-term trading in the Fund. For example, the Fund may not have sufficient information regarding the beneficial ownership of shares owned through various financial intermediaries and trading platforms to enforce these policies. To the extent excessive trading is identified, the Fund will work with the financial intermediary or trading platform to restrict trading by the underlying investor.

Telephone  Transactions

When you place a purchase, exchange, or redemption order by telephone, we may record the call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine.

Accounts  with  Low  Balances

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

In-Kind  Purchases  and  Redemptions

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Medallion  Guarantees

A Medallion Guarantee will be required for a written request to sell shares if the proceeds are to be sent to an address other than the address of record or to a bank account that is not already on file with us. A Medallion Guarantee will also be required to change the account registration, for written redemption requests for amounts over $100,000, or for certain other requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.

Valuation  of  Shares

The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series value the securities in their portfolios on the basis of valuations provided by independent pricing services. If quotations are not readily available, the Advisor deems them to be unreliable, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, a Series may value its assets by a method that the directors believe accurately reflects fair value. If a Series uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities.

The foreign securities held by the Core Plus Bond Series may trade on days when the NYSE is not open and the Series does not price its shares. As a result, the NAV of the Series' shares may change at a time when shareholders are not able to purchase or redeem shares.

Communicating  with  the  Exeter  Fund

Please call the Fund Services Department at 1-800-466-3863 with all inquiries or requests for telephone transactions. We are available business days from 8:30 a.m. to 5:00 p.m. Eastern time.

Applications, investment checks, and written transaction requests should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  182454
Columbus,  OH  43218-2454

Inquiries about your account and requests for account information should be sent to the following address:

Exeter  Fund,  Inc.
P.O.  Box  41118
Rochester,  NY  14604

Automated account information, such as share prices and your account balance, is available through the Exeter Fund's Voice Response System at 1-800-593-4353. This system is available 24 hours a day, 7 days a week.

Dividends,  Distributions,  and  Taxes

Dividends  and  Distributions

Each  Series  generally:
-  Pays  dividends  once  a  year,  in  December.
- Makes capital gains distributions, if any, once a year, typically in December.

A Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of the Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.
Taxes

Dividends are paid from income earned on the Series' portfolio holdings as well as interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term depending on how long the Series held the securities sold, without regard to how long you owned shares of the Series.



Transaction                                                                Federal Tax Status
Redemption or exchange of shares       Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions   Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends                              Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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

(This  page  intentionally  left  blank)

Exeter  Fund,  Inc.(R)

Exeter  Fund,  Inc.
Core  Bond  Series
Core  Plus  Bond  Series

Shareholder  Reports  and  the  Statement  of  Additional  Information  (SAI)

Annual and semi-annual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus, making it legally part of the prospectus.

How  to  Obtain  These  Reports  and  Additional  Information

- You may obtain shareholder reports and the SAI or other information about the Series without charge by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.
- You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.gov.

You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment  Company  Act  File  No.  811-04087

Exeter  Fund,  Inc.(R)

For  fund  information  and  all  service:
P.O.  Box  41118
Rochester,  NY  14604
Toll-Free  800-466-3863

For  deposits  and  all  transactions:
P.O.  Box  182454
Columbus,  OH  43218-2454

Exeter  Fund,  Inc.(R)